Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Construction in progress	767,221,882	1,134,688,427	159,817,523
Leasehold improvements	28,943,095	13,615,929	1,917,763
Office and electronic equipment	9,965,437	7,774,324	1,094,991
Motor vehicles	10,572,823	13,313,052	1,875,104
Aircraft	—	175,367,530	24,700,000
Property and equipment, gross	816,703,237	1,344,759,262	189,405,381
Less accumulated depreciation	39,204,870	35,527,263	5,003,911
Less allowance	3,612,025	894,274	125,956
Property and equipment, net	773,886,342	1,308,337,725	184,275,514

Depreciation expense, for the years ended December 31, 2021, 2022 and 2023, was RMB 18 million, RMB 6 million and RMB 14 million (US$ 2 million), respectively.

For the years ended December 31, 2021, 2022 and 2023, the interest cost incurred and capitalized was RMB 7 million, RMB 7 million and RMB 2 million (US$ 0.31 million), respectively.

In May, 2023, the Company purchased an aircraft for RMB 175 million for business expansion purposes. The depreciation expense for the year was RMB 9 million, and the net value of the aircraft was 166 million at December 31, 2023.

For the years ended December 31, 2022 and 2023, the Company had respectively recorded a charge of RMB 158,713,927 and RMB nil of leasehold improvements in the consolidated statement of comprehensive income/(loss). According to the changes of the Company’s plan and executive management team that occurred during 2022, the Company has closed all of the educational service activity centers and written off all of leasehold improvements and construction in progress in connection with educational service.

Due to the termination of educational services and the wind-down of the ready-to-cook meal business, the Company disposed of equipments in 2022 and 2023. As of December 31, 2022 and 2023, the carrying amounts of the disposed property and equipment were RMB 9,611,937 and RMB 2,817,196 (US$ 396,794), respectively. The loss from disposal of property and equipment was RMB 8,227,046 and RMB 2,568,274 (US$ 361,734) for the years ended December 31, 2022 and 2023, respectively.